Summary of Business and Significant Accounting Policies - Impact of Accounting Change Retrospectively adopted on Income Statement (Detail) (USD $)
In Thousands, except Per Share data, unless otherwise specified
	12 Months Ended
	Jun. 30, 2012		Jun. 30, 2011		Jun. 30, 2010
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Sales and marketing	$ 20,086	[1]	$ 14,071	[1]	$ 10,184	[1]
Total operating expense	31,961	[1]	23,596	[1]	18,905	[1]
Income / (loss) from operations	(2,033)	[1]	9,553	[1]	1,264	[1]
Net income / (loss) before income tax	(3,432)	[1]	8,568	[1]	74	[1]
Net income / (loss)	(3,822)	[1]	8,372	[1]	(85)	[1]
Basic net income / (loss) per share	$ (0.16)	[1]	$ 0.37	[1]	$ 0.00	[1]
Diluted net income / (loss) per share	$ (0.16)	[1]	$ 0.34	[1]	$ 0.00	[1]
As Previously Reported [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Sales and marketing	21,181		13,932		10,226
Total operating expense	33,056		23,457		18,947
Income / (loss) from operations	(3,128)		9,692		1,222
Net income / (loss) before income tax	(4,527)		8,707		32
Net income / (loss)	(4,917)		8,511		(127)
Basic net income / (loss) per share	$ (0.20)		$ 0.37		$ (0.01)
Diluted net income / (loss) per share	$ (0.20)		$ 0.35		$ (0.01)
Adjustment [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Sales and marketing	(1,095)		139		(42)
Total operating expense	(1,095)		139		(42)
Income / (loss) from operations	1,095		(139)		42
Net income / (loss) before income tax	1,095		(139)		42
Net income / (loss)	$ 1,095		$ (139)		$ 42
Basic net income / (loss) per share	$ 0.04		$ 0.00		$ 0.01
Diluted net income / (loss) per share	$ 0.04		$ (0.01)		$ 0.01

[1]	As Adjusted, see Note 1.